Consolidated Statements of Operations - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue		$ 6,651,132	$ 6,328,425	$ 5,812,204
Cost of revenue		(5,520,511)	(4,364,911)	(4,311,964)
Gross profit		1,130,621	1,963,514	1,500,240
Operating expenses
General administrative expenses		(5,981,844)	(935,014)	(471,550)
(Loss) profit from operations		(4,851,223)	1,028,500	1,028,690
Other income, net		79,201	2,013	4,938
Finance costs		(26,681)	(18,366)	(24,624)
(Loss) income before income tax		(4,798,703)	1,012,147	1,009,004
Provision for income tax expense		(14,494)	(212,810)	(128,787)
Net (loss) income for the year		(4,813,197)	799,337	880,217
Less: Net income attributable to non-controlling interests		(18,125)	(5,917)	(46,066)
Net (loss) income attributable to equity holders of the Company		$ (4,831,322)	$ 793,420	$ 834,151
Basic (losses) earnings per ordinary share		$ (0.03)	$ 0.01	$ 0.01
Diluted (losses) earnings per ordinary share		$ (0.03)	$ 0.01	$ 0.01
Weighted average number of ordinary shares outstanding	[1]	164,913,300	150,000,000	150,000,000

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1) and the share subdivision effective from October 26, 2026 (Notes 1, 2.17 and 16).